Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Without Sales Load [Member] | C000012098
Average Annual Return [Line Items]
Average Annual Return, Percent	33.36%	12.82%	17.53%
Without Sales Load [Member] | C000012101
Average Annual Return [Line Items]
Average Annual Return, Percent	25.73%	8.19%	11.15%
Without Sales Load [Member] | C000012193
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%	6.60%	13.79%
Without Sales Load [Member] | C000012197
Average Annual Return [Line Items]
Average Annual Return, Percent	36.22%	4.07%	11.49%
Without Sales Load [Member] | C000012198
Average Annual Return [Line Items]
Average Annual Return, Percent	34.10%	7.25%	8.62%
Without Sales Load [Member] | C000012079
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%	4.26%	6.01%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.96%	12.08%	14.86%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.96%	12.08%	14.86%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.96%	12.08%	14.86%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.96%	12.08%	14.86%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.96%	12.08%	14.86%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.37%	11.86%	14.71%
Morningstar US Large-Mid Cap Broad Growth Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	33.41%	12.86%	17.78%
Morningstar US Mid Cap Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	25.71%	8.20%	11.30%
Morningstar US Mid Cap Broad Growth Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	6.64%	13.96%
Morningstar US Small Cap Broad Growth Extended Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	36.24%	4.01%	11.54%
Morningstar US Small Cap Broad Value Extended Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	34.07%	7.25%	8.78%
Cohen & Steers Realty Majors Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.51%	4.62%	6.39%